Related Party Balances And Transactions - Additional Information (Detail) - USD ($)			1 Months Ended		12 Months Ended
	Jun. 19, 2020	Apr. 30, 2020	Jun. 19, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Office space					$ 956,000	$ 777,000	$ 580,000
Collective Growth Corp [Member]
Related Party Transaction [Line Items]
Office space		$ 10,000
Incurred fees					80,000
Accrued expenses					20,000
Aggregate principal amount				$ 150,000
Repayment of promissory note					111,906
Compensation expenses		10,000
Accrued payable		$ 12,000
Deferred consulting fees					$ 72,000
Description of related party loans					If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $750,000 of such Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit, and up to $750,000 of such Working Capital Loans may be converted into warrants of the post Business Combination entity at a price of $1.00 per warrant. The units and warrants would be identical to the Private Placement Units and Private Placement Warrants, respectively. In the event that a Business Combination does not close, the Working Capital Loans would be forgiven except that the Company may use a portion of proceeds held outside the Trust Account, if any, to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.
Over-Allotment Option [Member] | Founder Shares [Member] | Collective Growth Corp [Member]
Related Party Transaction [Line Items]
Number of shares subject to forfeited (in Shares)	562,500		562,500
Aggregate shares outstanding (in Shares)	3,750,000		3,750,000
Shareholder [Member]
Related Party Transaction [Line Items]
Revenue from related party					$ (12,014,000)	1,002,000	51,000
Revenue to be recognized in the future non current related party				3,500,000	3,500,000	3,500,000	1,300,000
Shareholder [Member] | Trade Accounts Receivable [Member]
Related Party Transaction [Line Items]
Trade receivables from related party current				$ 1,043,000	$ 1,146,000	$ 1,043,000	$ 35,000
Sponsor [Member] | Founder Shares [Member] | Collective Growth Corp [Member]
Related Party Transaction [Line Items]
Number of common stock issued (in Shares)				4,312,500
Purchase price of shares issued				$ 25,000
Percentage of issued and outstanding shares				20.00%
Description of initial stockholders					(A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Sponsor [Member] | Over-Allotment Option [Member] | Founder Shares [Member] | Collective Growth Corp [Member]
Related Party Transaction [Line Items]
Number of shares subject to forfeited (in Shares)				562,500